Consolidated Statements of Shareholders' Equity - EUR (€) € in Millions	Total	Issued and Outstanding Shares	Share Premium	Treasury Shares at Cost	Retained Earnings	OCI [1]
Beginning Balance (in shares) at Dec. 31, 2019		419,800,000
Beginning Balance at Dec. 31, 2019	€ 12,592.2	€ 38.2	€ 3,772.0	€ (1,019.6)	€ 9,523.8	€ 277.8
Components of comprehensive income:
Net income	3,553.7				3,553.7
Proportionate share of OCI from equity method investments	(1.3)					(1.3)
Gain (loss) on foreign currency translation	(73.8)					(73.8)
Gain (loss) on financial instruments	(23.3)					(23.3)
Total comprehensive income	3,455.3				3,553.7	(98.4)
Purchase of treasury shares (in shares)		(3,900,000)
Purchase of treasury shares	(1,207.5)	€ 0.0		(1,207.5)
Cancellation of treasury shares	0.0	€ 0.7		1,262.3	(1,261.6)
Share-based payments	53.9		53.9
Issuance of shares (in shares)		600,000
Issuance of shares	37.9	€ 0.1	(45.8)	101.6	(18.0)
Dividend paid	€ (1,066.4)				(1,066.4)
Ending Balance (in shares) at Dec. 31, 2020	416,514,034	416,500,000
Ending Balance at Dec. 31, 2020	€ 13,865.4	€ 37.6	3,780.1	(863.2)	10,731.5	179.4
Components of comprehensive income:
Net income	5,883.2				5,883.2
Proportionate share of OCI from equity method investments	22.0					22.0
Gain (loss) on foreign currency translation	93.3					93.3
Gain (loss) on financial instruments	38.8					38.8
Total comprehensive income	€ 6,037.3				5,883.2	154.1
Purchase of treasury shares (in shares)	(14,358,838)	(14,400,000)
Purchase of treasury shares	€ (8,560.3)			(8,560.3)
Cancellation of treasury shares	0.0	€ 1.2		6,926.6	6,925.4
Share-based payments	117.5		117.5
Issuance of shares (in shares)		500,000
Issuance of shares	49.0	€ 0.1	(21.5)	74.1	(3.7)
Dividend paid	€ (1,368.3)				(1,368.3)
Ending Balance (in shares) at Dec. 31, 2021	402,601,613	402,600,000
Ending Balance at Dec. 31, 2021	€ 10,140.6	€ 36.5	3,876.1	(2,422.8)	8,317.3	333.5
Components of comprehensive income:
Net income	5,624.2				5,624.2
Proportionate share of OCI from equity method investments	37.7					37.7
Gain (loss) on foreign currency translation	66.0					66.0
Gain (loss) on financial instruments	(8.9)					(8.9)
Total comprehensive income	€ 5,719.0				5,624.2	94.8
Purchase of treasury shares (in shares)	(8,538,787)	(8,500,000)
Purchase of treasury shares	€ (4,639.7)			(4,639.7)
Cancellation of treasury shares	0.0	€ 0.3		2,333.7	2,333.4
Share-based payments	68.9		68.9
Issuance of shares (in shares)		500,000
Issuance of shares	81.8	€ 0.1	(4.2)	87.5	(1.6)
Dividend paid	€ (2,559.8)				(2,559.8)
Ending Balance (in shares) at Dec. 31, 2022	394,589,411	394,600,000
Ending Balance at Dec. 31, 2022	€ 8,810.8		€ 3,940.8	€ (4,641.3)	€ 9,046.7	€ 428.3

[1]	As of December 31, 2022, accumulated OCI consists of €32.8 million gain relating to our proportionate share of other comprehensive income from equity method investments (2021: €4.9 million loss; 2020: €26.9 million loss), €387.9 million relating to foreign currency translation gain (2021: €321.9 million gain; 2020: €228.6 million gain) and €7.6 million relating to unrealized gains on financial instruments (2021: €16.5 million gains; 2020: €22.3 million losses).